REVENUE (Tables)	9 Months Ended
Sep. 30, 2017
REVENUE.
Schedule of net revenue
	Nine-month periods ended September 30,
	2016	2017
Service revenue	703,284	1,098,197
Equipment sales	41,007	12,493

	744,291	1,110,690